Investments In And Loan Receivables From Affiliated Companies - Additional Information (Detail) (Affiliated Entity, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Affiliated Entity
Investments in and Advances to Affiliates [Line Items]
Trade notes and accounts receivable from affiliated companies	¥ 22,742	¥ 21,885
Revenues from affiliated companies	64,868	63,886	65,246
Cash dividends received from affiliated companies	71	69	72
Retained earnings include net undistributed earnings of affiliated companies	¥ 12,070	¥ 11,361